Advanced Purchase of Miles - Additional Information (Detail) (Co-Brand Agreement, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
6.75% senior secured notes due 2015
Airline Products and Services [Line Items]
Debt instrument maturity year	2015
Maximum
Airline Products and Services [Line Items]
Secured obligations	850